Investment properties (Details 2) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about investment property [abstract]
Discount rate 1%		$ (5,046)	$ (3,948)
Discount rate -1%		6,796	5,445
Growth rate 1%		3,104	2,464
Growth rate -1%		(2,307)	(1,794)
Inflation 10%	[1]	4,035	2,684
Inflation -10%	[2]	(3,643)	(2,425)
Devaluation rate + 10%	[3]	(3,575)	(2,565)
Devaluation rate - 10%	[4]	$ 4,369	$ 3,135

[1]	assume a 10% higher inflation rate for each period vis-a-vis projected rates.
[2]	assume a 10% lower inflation rate for each period vis-a-vis projected rates.
[3]	assume a 10% higher exchange rate for each period vis-a-vis projected rates.
[4]	assume a 10% lower exchange rate for each period vis-a-vis projected rates.